Condensed Schedule of Investments (USD $)	Dec. 31, 2011		Dec. 31, 2010
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	$ 894,862		$ 957,706
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	6.36%		4.92%
Fair value	1,220,777		1,557,557
Fair value Percentage of Partners' Capital (in hundredths)	8.68%		8.01%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	35,474		108,283
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	0.10%		0.23%
Fair value	(88,387)		1,118,436
Fair value Percentage of Partners' Capital (in hundredths)	(0.25%)		2.33%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	(1,303,588)		(735,824)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(0.46%)		(0.18%)
Fair value	6,401,899		19,803,167
Fair value Percentage of Partners' Capital (in hundredths)	2.23%		4.83%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)			(702,638)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)			(0.39%)
Fair value			6,977,763
Fair value Percentage of Partners' Capital (in hundredths)			3.89%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	2,893,771		2,806,389
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	1.08%		0.82%
Fair value	8,766,171		20,595,222
Fair value Percentage of Partners' Capital (in hundredths)	3.27%		6.00%
Options Contracts [Member] | Future Contract [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Fair value	1,507		2,775
Fair value Percentage of Partners' Capital (in hundredths)	0.00%	[1]	0.00%	[1]
Options Contracts [Member] | Future Contract [Member] | Contracts Written [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Fair value	(3,460)		(5,500)
Fair value Percentage of Partners' Capital (in hundredths)	0.00%	[1]	0.00%	[1]
Options Contracts [Member] | Forward Contracts [Member] | Contracts Purchased [Member]
Investment Holdings [Line Items]
Fair value	814		2,701
Fair value Percentage of Partners' Capital (in hundredths)	0.00%	[1]	0.01%
Options Contracts [Member] | Forward Contracts [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Investment Holdings [Line Items]
Fair value	1,534		4,459
Fair value Percentage of Partners' Capital (in hundredths)	0.00%	[1]	0.01%
Options Contracts [Member] | Forward Contracts [Member] | Contracts Written [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Fair value			(141,585)
Fair value Percentage of Partners' Capital (in hundredths)			(0.04%)
Futures And Forward Contracts [Member] | Contracts Purchased [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	61,890		720,310
Percentage of Partners' Capital (in hundredths)	0.44%		3.71%
Futures And Forward Contracts [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(90,347)		1,089,617
Percentage of Partners' Capital (in hundredths)	(0.25%)		2.27%
Futures And Forward Contracts [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	3,957,614		18,685,251
Percentage of Partners' Capital (in hundredths)	1.38%		4.56%
Futures And Forward Contracts [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts			7,865,797
Percentage of Partners' Capital (in hundredths)			4.38%
Futures And Forward Contracts [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	3,584,855		18,953,842
Percentage of Partners' Capital (in hundredths)	1.34%		5.52%
Futures And Forward Contracts [Member] | Contracts Sold [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	264,025		(120,459)
Percentage of Partners' Capital (in hundredths)	1.88%		(0.62%)
Futures And Forward Contracts [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(33,514)		(79,464)
Percentage of Partners' Capital (in hundredths)	(0.10%)		(0.17%)
Futures And Forward Contracts [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	3,747,873		1,853,740
Percentage of Partners' Capital (in hundredths)	1.31%		0.45%
Futures And Forward Contracts [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts			(185,396)
Percentage of Partners' Capital (in hundredths)			(0.10%)
Futures And Forward Contracts [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	2,287,545		(1,165,009)
Percentage of Partners' Capital (in hundredths)	0.85%		(0.34%)
Futures And Forward Contracts [Member] | Commodity Contract [Member] | Contracts Purchased [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(15,932)		497,614
Percentage of Partners' Capital (in hundredths)	(0.11%)		2.56%
Futures And Forward Contracts [Member] | Commodity Contract [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(404,913)		11,952,037
Percentage of Partners' Capital (in hundredths)	(0.14%)		2.92%
Futures And Forward Contracts [Member] | Commodity Contract [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts			4,859,982
Percentage of Partners' Capital (in hundredths)			2.71%
Futures And Forward Contracts [Member] | Commodity Contract [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	193,829		12,293,447
Percentage of Partners' Capital (in hundredths)	0.07%		3.58%
Futures And Forward Contracts [Member] | Commodity Contract [Member] | Contracts Sold [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	211,973		(280,791)
Percentage of Partners' Capital (in hundredths)	1.51%		(1.45%)
Futures And Forward Contracts [Member] | Commodity Contract [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,964,218		(1,310,915)
Percentage of Partners' Capital (in hundredths)	0.69%		(0.32%)
Futures And Forward Contracts [Member] | Commodity Contract [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts			(22,080)
Percentage of Partners' Capital (in hundredths)			(0.01%)
Futures And Forward Contracts [Member] | Commodity Contract [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	727,030		(930,820)
Percentage of Partners' Capital (in hundredths)	0.27%		(0.27%)
Futures And Forward Contracts [Member] | Equity Contract [Member] | Contracts Purchased [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	5,601		3,491
Percentage of Partners' Capital (in hundredths)	0.04%		0.02%
Futures And Forward Contracts [Member] | Equity Contract [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	300,106		262,033
Percentage of Partners' Capital (in hundredths)	0.10%		0.06%
Futures And Forward Contracts [Member] | Equity Contract [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts			340,412
Percentage of Partners' Capital (in hundredths)			0.19%
Futures And Forward Contracts [Member] | Equity Contract [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	117,796		969,327
Percentage of Partners' Capital (in hundredths)	0.04%		0.28%
Futures And Forward Contracts [Member] | Equity Contract [Member] | Contracts Sold [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	2,015		4,962
Percentage of Partners' Capital (in hundredths)	0.01%		0.03%
Futures And Forward Contracts [Member] | Equity Contract [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(49,301)		234,676
Percentage of Partners' Capital (in hundredths)	(0.02%)		0.05%
Futures And Forward Contracts [Member] | Equity Contract [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	350,484		16,882
Percentage of Partners' Capital (in hundredths)	0.13%		0.01%
Futures And Forward Contracts [Member] | Foreign Currency [Member] | Contracts Purchased [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	4,129		171,443
Percentage of Partners' Capital (in hundredths)	0.03%		0.88%
Futures And Forward Contracts [Member] | Foreign Currency [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(90,347)		1,089,617
Percentage of Partners' Capital (in hundredths)	(0.25%)		2.27%
Futures And Forward Contracts [Member] | Foreign Currency [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	632,976		5,866,583
Percentage of Partners' Capital (in hundredths)	0.22%		1.43%
Futures And Forward Contracts [Member] | Foreign Currency [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts			2,447,791
Percentage of Partners' Capital (in hundredths)			1.36%
Futures And Forward Contracts [Member] | Foreign Currency [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	338,402		5,504,502
Percentage of Partners' Capital (in hundredths)	0.13%		1.60%
Futures And Forward Contracts [Member] | Foreign Currency [Member] | Contracts Sold [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	33,472		182,777
Percentage of Partners' Capital (in hundredths)	0.24%		0.94%
Futures And Forward Contracts [Member] | Foreign Currency [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(33,514)		(79,464)
Percentage of Partners' Capital (in hundredths)	(0.10%)		(0.17%)
Futures And Forward Contracts [Member] | Foreign Currency [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,815,614		3,432,514
Percentage of Partners' Capital (in hundredths)	0.63%		0.84%
Futures And Forward Contracts [Member] | Foreign Currency [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts			(152,812)
Percentage of Partners' Capital (in hundredths)			(0.08%)
Futures And Forward Contracts [Member] | Foreign Currency [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,218,007		506,726
Percentage of Partners' Capital (in hundredths)	0.45%		0.14%
Futures And Forward Contracts [Member] | Interest Rate Contract [Member] | Contracts Purchased [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	68,092		47,762
Percentage of Partners' Capital (in hundredths)	0.48%		0.25%
Futures And Forward Contracts [Member] | Interest Rate Contract [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	3,429,445		604,598
Percentage of Partners' Capital (in hundredths)	1.20%		0.15%
Futures And Forward Contracts [Member] | Interest Rate Contract [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts			217,612
Percentage of Partners' Capital (in hundredths)			0.12%
Futures And Forward Contracts [Member] | Interest Rate Contract [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	2,934,828		186,566
Percentage of Partners' Capital (in hundredths)	1.10%		0.06%
Futures And Forward Contracts [Member] | Interest Rate Contract [Member] | Contracts Sold [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	16,565		(27,407)
Percentage of Partners' Capital (in hundredths)	0.12%		(0.14%)
Futures And Forward Contracts [Member] | Interest Rate Contract [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	17,342		(502,535)
Percentage of Partners' Capital (in hundredths)	0.01%		(0.12%)
Futures And Forward Contracts [Member] | Interest Rate Contract [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts			(10,504)
Percentage of Partners' Capital (in hundredths)			(0.01%)
Futures And Forward Contracts [Member] | Interest Rate Contract [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(7,976)		(757,797)
Percentage of Partners' Capital (in hundredths)	0.00%	[1]	(0.22%)
Futures And Forward Contracts [Member] | Forward Contracts [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Fair value			$ 311,675
Fair value Percentage of Partners' Capital (in hundredths)			0.09%

[1]	Amounts less than 0.005%